Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.06 par value
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit | $ / shares	25.74
Maximum Aggregate Offering Price	$ 772,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 106,640.82
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement covers such indeterminate number of additional shares of common stock as may become issuable under the Gentex Corporation 2026 Omnibus Incentive Plan by reason of any stock dividend, stock split, combination of shares, recapitalization, or other corporate transaction or event having an effect similar to the foregoing.
Estimated solely for the purpose of calculating the registration fee.
The registration fee is computed in accordance with Rule 457(h) and (c) under the Securities Act of 1933. On June 12, 2026, the average of the high and low sales prices for Gentex Corporation’s common stock reported on the NASDAQ was $25.74 per share, which date is within five (5) business days prior to the date of filing this registration statement.
The Registrant does not have any fee offsets.